Investments - Schedule of Assets and Liabilities Investments in Real Estate Classified as Held-for-Sale (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Real Estate Properties [Line Items]
Total assets	$ 685,674
Total liabilities	18,257
Investments in Real Estate, Net
Real Estate Properties [Line Items]
Total assets	679,121
Other Assets
Real Estate Properties [Line Items]
Total assets	6,553
Mortgage Notes, Net
Real Estate Properties [Line Items]
Total liabilities	12,602
Other Liabilities
Real Estate Properties [Line Items]
Total liabilities	$ 5,655